Marketable debt securities - Guarantees and Spanish mortgage-market issues (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Guarantees
Liabilities secured by mortgage-backed bonds	€ 24,736
Covered bonds
Guarantees
Other asset - backed securities personal loans average maturities	5 years
Other asset - backed securities SME's average maturities	7 years
Covered bonds | Minimum
Guarantees
Mortgage-backed securities average maturities	10 years
Mortgage-backed bonds average maturities	10 years
Covered bonds | Maximum
Guarantees
Mortgage-backed securities loan-to-value ratio (as a percent)	80.00%
Mortgage-backed bonds loan-to-value ratio for home loans (as a percent)	80.00%
Mortgage-backed bonds loan-to-value ratio for other assets loans (as a percent)	60.00%
Marketable debt securities
Guarantees
Face value of the outstanding mortgage loans and credits that support the issuance of mortgage-backed and mortgage bonds pursuant to Royal Decree 716/2009 (excluding	€ 76,554	€ 84,720	€ 85,610
Loans eligible to cover issues of mortgage-backed securities	57,382	59,517	60,195
Transfers of assets retained on balance sheet: mortgage-backed certificates and other securitized mortgage assets	17,610	14,569	15,807
Marketable debt securities | Covered bonds
Guarantees
Liabilities secured by asset-backed securities	35,753	38,616	38,140
Liabilities secured by mortgage-backed securities	2,274	3,819	5,197
Liabilities secured by other mortgage securities	49,425	50,269	46,026
Liabilities secured by mortgage-backed bonds	24,736	24,736	22,023
Liabilities secured by territorial covered bond	869	1,270	1,270
Liabilities secured by financial assets	€ 86,047	€ 90,155	€ 85,436